EAGLE MLP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	MLP & MLP RELATED SECURITIES — 97.8%
	ELECTRIC UTILITIES - 3.4%
83,500	AES Corporation (The)	$ 1,392,780
29,800	NextEra Energy, Inc.	1,747,174
		3,139,954
	GATHERING & PROCESSING - 13.6%
75,000	Antero Midstream Corporation	918,000
289,600	EnLink Midstream, LLC	3,492,576
133,600	Hess Midstream, L.P., Class A	4,517,016
128,300	Western Midstream Partners, L.P.	3,686,059
		12,613,651
	LNG INFRASTRUCTURE - 9.3%
52,450	Cheniere Energy, Inc.	8,601,276

	PIPELINE-DIVERSIFIED - 16.1%
740,900	Energy Transfer, L.P.	10,594,870
162,500	Enterprise Products Partners, L.P.	4,348,500
		14,943,370
	PIPELINE-NATURAL GAS - 20.6%
60,500	DT Midstream, Inc.	3,248,245
383,500	Equitrans Midstream Corporation	3,907,865
94,600	Kinder Morgan, Inc.	1,600,632
85,690	ONEOK, Inc.	5,848,342
129,600	Williams Companies, Inc. (The)	4,491,936
		19,097,020
	PIPELINE-NGL INFRASTRUCTURE - 18.2%
183,500	Keyera Corporation	4,439,120
80,500	Pembina Pipeline Corporation	2,771,615
114,400	Targa Resources Corporation	9,719,424
		16,930,159
	PIPELINE-PETROLEUM - 11.9%
685,500	Plains GP Holdings, L.P., Class A	11,091,390

EAGLE MLP STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares				Fair Value
		MLP & MLP RELATED SECURITIES — 97.8% (Continued)
		PIPELINES AND TRANSPORTATION - 4.7%
112,280	MPLX, L.P.			$ 4,328,394

		TOTAL MLP & MLP RELATED SECURITIES (Cost $51,872,579)		90,745,214

		Expiration Date	Exercise Price
		WARRANT — 0.3%
		ELECTRIC EQUIPMENT - 0.3%
131,000	Net Power Inc. (Cost $405,649)	03/13/2026	$ 11.50	271,170

		TOTAL INVESTMENTS - 98.1% (Cost $52,278,228)		$ 91,016,384
		OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%		1,799,847
	NET ASSETS - 100.0%			$ 92,816,231

LLC	- Limited Liability Company
LNG	- Liquefied Natural Gas
LP	- Limited Partnership
MLP	- Master Limited Partnership
NGL	- Natural Gas Liquids